Condensed Consolidating Financial Information - 2020 Notes - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Current assets:
Cash and cash equivalents	$ 62,383	$ 41,823	$ 81,903			$ 109,753				$ 120,593	$ 99,516
Restricted cash	409,167
Trade accounts receivable, net	418,189	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	24,980	32,818				23,190
Income taxes receivable	2,779					4,265
Inventories	399,162	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	28,086	26,368				32,808
Prepaid expenses and other current assets	35,819	26,371				25,429
Total current assets	1,380,565	905,869				940,291
Fixed assets, net	227,997	238,313				238,107
Intangible assets, net	138,384	139,449				138,143
Goodwill	272,417	273,167				268,589				332,488
Other assets	54,561	47,789				55,814
Deferred income taxes long-term	118,603	113,653				123,279
Total assets	2,192,527	1,718,240				1,764,223				1,696,121
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	238,311	203,572				203,023
Accrued liabilities	107,001	114,891				132,944
Current portion of long-term debt	43,153	18,647				4,628
Debt to be redeemed	409,167
Income taxes payable		1,359
Total current liabilities	797,632	356,616				358,930
Long-term debt	807,094	721,175				724,723
Other long-term liabilities	34,976	38,213				57,948
Total liabilities	1,639,702	1,116,004				1,141,601
Stockholders'/invested equity:	533,420	583,310				610,098
Non-controlling interest	19,405	18,926				12,524
Total liabilities and equity	2,192,527	1,718,240				1,764,223
Senior Notes 2020 [Member] | Quiksilver, Inc. [Member]
Current assets:
Cash and cash equivalents	1	324	15			17
Restricted cash	409,167
Other receivables	19	20
Income taxes receivable	422
Prepaid expenses and other current assets	2,961	2,277
Total current assets	412,570	2,621
Fixed assets, net	20,261	18,802
Intangible assets, net	3,816	3,228
Other assets	8,373	2,753
Deferred income taxes long-term	20,387	20,387
Investment in subsidiaries	1,092,524	1,087,924
Total assets	1,557,931	1,135,715
Current liabilities:
Accounts payable	3,374	6,995
Accrued liabilities	6,320	6,189
Debt to be redeemed	409,167
Deferred income taxes	20,902	20,902
Intercompany balances	83,972	118,319
Total current liabilities	523,735	152,405
Long-term debt	500,776	400,000
Total liabilities	1,024,511	552,405
Stockholders'/invested equity:	533,420	583,310
Total liabilities and equity	1,557,931	1,135,715
Senior Notes 2020 [Member] | QS Wholesale, Inc. [Member]
Current assets:
Cash and cash equivalents	2,041	1,966	4,741			4,972
Trade accounts receivable, net	84,780	80,522
Other receivables	2,252	2,767
Income taxes receivable	255	117
Inventories	39,453	32,156
Deferred income taxes	26,617	26,617
Prepaid expenses and other current assets	3,822	4,463
Intercompany balances	174,387	218,896
Total current assets	333,607	367,504
Fixed assets, net	33,315	39,175
Intangible assets, net	44,829	45,547
Goodwill	103,880	103,880
Other assets	5,873	2,083
Investment in subsidiaries	12,815	12,180
Total assets	534,319	570,369
Current liabilities:
Accounts payable	42,374	39,542
Accrued liabilities	12,947	15,699
Current portion of long-term debt	6,094	8,594
Total current liabilities	61,415	63,835
Long-term debt	9,000	60,700
Deferred income taxes long-term	42,951	42,951
Other long-term liabilities	4,954	5,413
Total liabilities	118,320	172,899
Stockholders'/invested equity:	415,999	397,470
Total liabilities and equity	534,319	570,369
Senior Notes 2020 [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	(1,761)	(1,831)	(2,320)			(3,641)
Trade accounts receivable, net	82,734	101,423
Other receivables	3,345	3,391
Inventories	104,942	97,522
Prepaid expenses and other current assets	4,672	5,085
Total current assets	193,932	205,590
Fixed assets, net	23,344	25,321
Intangible assets, net	2,094	2,199
Goodwill	7,675	8,336
Other assets	1,086	594
Total assets	228,131	242,040
Current liabilities:
Accounts payable	51,524	55,813
Accrued liabilities	9,753	12,644
Deferred income taxes	506	506
Intercompany balances	58,481	68,707
Total current liabilities	120,264	137,670
Deferred income taxes long-term	2,285	2,285
Other long-term liabilities	9,183	9,048
Total liabilities	131,732	149,003
Stockholders'/invested equity:	96,399	93,037
Total liabilities and equity	228,131	242,040
Senior Notes 2020 [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	62,102	41,364	79,467			108,405
Trade accounts receivable, net	250,675	251,798
Other receivables	19,364	26,640
Income taxes receivable	2,102
Inventories	277,868	237,465
Deferred income taxes	22,877	21,159
Prepaid expenses and other current assets	24,364	14,546
Total current assets	659,352	592,972
Fixed assets, net	151,077	155,015
Intangible assets, net	87,645	88,475
Goodwill	160,862	160,951
Other assets	39,229	42,359
Deferred income taxes long-term	143,452	138,502
Total assets	1,241,617	1,178,274
Current liabilities:
Lines of credit		18,147
Accounts payable	141,039	101,222
Accrued liabilities	77,981	80,359
Current portion of long-term debt	37,059	10,053
Income taxes payable		1,476
Intercompany balances	31,934	31,870
Total current liabilities	288,013	243,127
Long-term debt	297,318	260,475
Other long-term liabilities	20,839	23,752
Total liabilities	606,170	527,354
Stockholders'/invested equity:	616,042	631,994
Non-controlling interest	19,405	18,926
Total liabilities and equity	1,241,617	1,178,274
Senior Notes 2020 [Member] | Eliminations [Member]
Current assets:
Income taxes receivable		(117)
Inventories	(23,101)	(22,397)
Deferred income taxes	(21,408)	(21,408)
Intercompany balances	(174,387)	(218,896)
Total current assets	(218,896)	(262,818)
Deferred income taxes long-term	(45,236)	(45,236)
Investment in subsidiaries	(1,105,339)	(1,100,104)
Total assets	(1,369,471)	(1,408,158)
Current liabilities:
Income taxes payable		(117)
Deferred income taxes	(21,408)	(21,408)
Intercompany balances	(174,387)	(218,896)
Total current liabilities	(195,795)	(240,421)
Deferred income taxes long-term	(45,236)	(45,236)
Total liabilities	(241,031)	(285,657)
Stockholders'/invested equity:	(1,128,440)	(1,122,501)
Total liabilities and equity	$ (1,369,471)	$ (1,408,158)